Mortgage Servicing - Schedule of Composition of Primary Servicing and Subservicing Portfolios by Type of Property Serviced as Measured by UPB (Footnote) (Details) - HLSS [Member] - USD ($)
$ in Billions
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Servicing and Subservicing Portfolio [Line Items]
Primary servicing unpaid principal balance	$ 160.8	$ 175.1	$ 79.4
Primary servicing UPB	$ 160.8